Property and equipment, net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 5 – Property and equipment, net

	As of December 31,
	2017	2016
	(in thousands)
Medical equipment	$737	$737
Office furniture and equipment	35	33
Computer software and electronic equipment	69	62
Leasehold improvements	133	130
	974	962
Less - Accumulated depreciation	483	244
Net book value	$491	$718